Investments In Associates And Joint Ventures - Schedule of Amounts Recognised in Income Statement (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Associates	S/ (5,915)	S/ (584,801)
Joint ventures	7,242	(4,909)	S/ 2,193
Share of profit loss of associates and joint ventures accounted for using equity method	S/ 1,327	S/ (589,710)	S/ 7,724